VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—84.6%
Communication Services—2.0%
Cogeco Communications, Inc.	50,649	$ 4,501
Cogent Communications Holdings, Inc.	63,765	4,517
TEGNA, Inc.	129,370	2,551
		11,569

Consumer Discretionary—8.5%
Acushnet Holdings Corp.	96,502	4,507
America’s Car-Mart, Inc.(1)	17,011	1,987
Dana, Inc.	88,482	1,968
Fox Factory Holding Corp.(1)	14,699	2,125
Helen of Troy Ltd.(1)	8,908	2,001
KB Home	195,491	7,608
Lithia Motors, Inc.	6,943	2,201
MDC Holdings, Inc.	153,853	7,188
Ollie’s Bargain Outlet Holdings, Inc.(1)	20,676	1,246
SiteOne Landscape Supply, Inc.(1)	14,944	2,981
Standard Motor Products, Inc.	47,645	2,083
TopBuild Corp.(1)	23,705	4,855
Wendy’s Co. (The)	227,516	4,933
Wingstop, Inc.	11,770	1,929
YETI Holdings, Inc.(1)	26,513	2,272
		49,884

Consumer Staples—1.4%
Nomad Foods Ltd.(1)	134,224	3,699
Simply Good Foods Co. (The)(1)	52,395	1,807
WD-40 Co.	10,907	2,525
		8,031

Energy—2.0%
Delek Logistics Partners LP	101,322	4,583
Matador Resources Co.	97,242	3,699
Ovintiv, Inc.	110,738	3,641
		11,923

Financials—26.5%
AllianceBernstein Holding LP	98,263	4,872
Apollo Commercial Real Estate Finance, Inc.	335,833	4,980
Arbor Realty Trust, Inc.	201,080	3,726
Atlantic Union Bankshares Corp.	120,873	4,454
BancFirst Corp.	43,091	2,591
Bank of Hawaii Corp.	34,472	2,833
Blackstone Mortgage Trust, Inc. Class A	263,028	7,975
Cannae Holdings, Inc.(1)	56,992	1,773
CNO Financial Group, Inc.	123,690	2,912
Commerce Bancshares, Inc.	34,219	2,384
	Shares	Value

Financials—continued
Community Bank System, Inc.	121,729	$ 8,329
Compass Diversified Holdings	89,821	2,530
Enterprise Financial Services Corp.	95,128	4,307
Essent Group Ltd.	75,613	3,328
Federal Agricultural Mortgage Corp. Class C	16,418	1,782
First American Financial Corp.	72,285	4,847
First Citizens BancShares, Inc. Class A	3,185	2,685
First Interstate BancSystem, Inc. Class A	55,475	2,233
Glacier Bancorp, Inc.	46,364	2,566
Globe Life, Inc.	43,127	3,840
Hamilton Lane, Inc.	47,885	4,062
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	89,583	4,791
Hanover Insurance Group, Inc. (The)	33,542	4,348
Horace Mann Educators Corp.	122,320	4,867
Houlihan Lokey, Inc. Class A	60,452	5,568
Independent Bank Corp.	53,466	4,071
Kinsale Capital Group, Inc.	33,487	5,415
Meta Financial Group, Inc.	50,449	2,648
Old Republic International Corp.	180,676	4,179
PennyMac Financial Services, Inc.	46,071	2,816
Premier Financial Corp.	84,628	2,694
Primerica, Inc.	17,588	2,702
PROG Holdings, Inc.	55,060	2,313
Radian Group, Inc.	154,029	3,499
Selective Insurance Group, Inc.	33,299	2,515
SouthState Corp.	84,302	6,295
Stifel Financial Corp.	56,562	3,844
United Community Banks, Inc.	119,314	3,916
Valley National Bancorp	332,088	4,420
Walker & Dunlop, Inc.	44,657	5,069
		154,979

Health Care—4.7%
Addus HomeCare Corp.(1)	59,037	4,708
Chemed Corp.	10,581	4,921
CONMED Corp.	36,119	4,725
Encompass Health Corp.	50,570	3,795
Ensign Group, Inc. (The)	20,454	1,532
LHC Group, Inc.(1)	30,895	4,848
Medpace Holdings, Inc.(1)	14,471	2,739
		27,268

	Shares	Value

Industrials—15.1%
ABM Industries, Inc.	80,100	$ 3,605
Allison Transmission Holdings, Inc.	64,551	2,280
Brady Corp. Class A	102,354	5,189
CBIZ, Inc.(1)	139,575	4,514
Curtiss-Wright Corp.	38,438	4,850
Douglas Dynamics, Inc.	124,451	4,517
EMCOR Group, Inc.	27,564	3,180
ESCO Technologies, Inc.	28,487	2,193
Exponent, Inc.	27,589	3,122
Federal Signal Corp.	60,960	2,354
Hillenbrand, Inc.	60,741	2,591
ITT, Inc.	29,167	2,504
KBR, Inc.	64,970	2,560
ManTech International Corp. Class A	61,442	4,665
McGrath RentCorp	67,754	4,875
Mercury Systems, Inc.(1)	70,193	3,328
MSA Safety, Inc.	13,500	1,967
Simpson Manufacturing Co., Inc.	23,700	2,535
SkyWest, Inc.(1)	83,818	4,136
SPX Corp.(1)	47,029	2,514
Tetra Tech, Inc.	13,531	2,021
Toro Co. (The)	23,021	2,242
Triton International Ltd.	73,862	3,844
UFP Industries, Inc.	69,267	4,709
Watts Water Technologies, Inc. Class A	19,091	3,209
Werner Enterprises, Inc.	108,353	4,797
		88,301

Information Technology—9.1%
Aspen Technology, Inc.(1)	8,175	1,004
AudioCodes Ltd.	121,757	3,962
Cirrus Logic, Inc.(1)	27,160	2,237
CMC Materials, Inc.	36,317	4,475
Diodes, Inc.(1)	60,209	5,454
ePlus, Inc.(1)	47,582	4,882
Fabrinet(1)	25,900	2,655
FormFactor, Inc.(1)	71,832	2,682
Jabil, Inc.	58,511	3,415
Lumentum Holdings, Inc.(1)	49,037	4,097
Methode Electronics, Inc.	89,831	3,777
MKS Instruments, Inc.	35,353	5,335
Progress Software Corp.	102,743	5,054
SPS Commerce, Inc.(1)	24,081	3,885
		52,914

Materials—4.9%
Cabot Corp.	47,783	2,395
Commercial Metals Co.	82,873	2,524
Gold Fields Ltd. Sponsored ADR	598,684	4,861
Innospec, Inc.	12,970	1,093
Kaiser Aluminum Corp.	29,985	3,267
Royal Gold, Inc.	24,903	2,378
Silgan Holdings, Inc.	121,258	4,652
Sonoco Products Co.	41,221	2,456
See Notes to Schedule of Investments

VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

Materials—continued
Stepan Co.	44,901	$ 5,071
		28,697

Real Estate—4.1%
Agree Realty Corp.	51,643	3,420
American Assets Trust, Inc.	52,042	1,947
CoreSite Realty Corp.	34,031	4,715
CyrusOne, Inc.	12,601	975
National Health Investors, Inc.	85,641	4,582
Rexford Industrial Realty, Inc.	41,988	2,383
STAG Industrial, Inc.	95,316	3,741
Terreno Realty Corp.	37,969	2,401
		24,164

Utilities—6.3%
American States Water Co.	32,616	2,789
Black Hills Corp.	80,744	5,067
California Water Service Group	46,542	2,743
IDACORP, Inc.	53,947	5,577
NorthWestern Corp.	84,279	4,829
ONE Gas, Inc.	124,506	7,890
Spire, Inc.	81,666	4,996
Unitil Corp.	68,809	2,944
		36,835

Total Common Stocks (Identified Cost $401,108)		494,565

	Shares	Value

Exchange-Traded Fund—0.4%
Invesco S&P 500 Equal Weight ETF(2)	17,040	$ 2,553
Total Exchange-Traded Fund (Identified Cost $2,399)		2,553

Total Long-Term Investments—85.0% (Identified Cost $403,507)		497,118

Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	14,836,541	14,837
Total Short-Term Investment (Identified Cost $14,837)		14,837

TOTAL INVESTMENTS—87.6% (Identified Cost $418,344)		$511,955
Other assets and liabilities, net—12.4%		72,723
NET ASSETS—100.0%		$584,678

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LP	Limited Partnership
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$494,565	$494,565
Exchange-Traded Fund	2,553	2,553
Money Market Mutual Fund	14,837	14,837
Total Investments	$511,955	$511,955
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS NFJ SMALL-CAP VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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